SUBSEQUENT EVENTS SUBSEQUENT EVENTS (Notes)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENT
On January 5, 2018, the Company purchased two 2013 Le Tourneau Super 116E jack-up rigs, the P-59 and P-60, which were both delivered new into service in 2013, in a public auction from a subsidiary of Petroleo Brasileiro S.A. (“Petrobras”). The purchase price was $38.5 million per unit, or an aggregate $77.0 million, of which $7.7 million was paid as a deposit in December 2017. As previously reported on the Company's Current Report on Form 8-K dated May 11, 2017, Rowan was the high bidder in a Petrobras public auction with a bid price of $30.0 million per rig. Rowan's bid was not accepted by Petrobras; however, after negotiations, both parties agreed to the revised price.